                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                              DATED JANUARY 1, 2002

DEATH BENEFIT OPTIONS

         DEATH BENEFIT OPTION 3

         For Policies issued on and after January 22, 2002, a third death benefit option may be elected, Death Benefit Option 3. Under Death Benefit Option 3, the death benefit is the Face Amount of the Policy plus the Premium Death Benefit Account (defined below) at the date of death of the Life Insured unless the Policy is being kept in force under the No Lapse Guarantee or the Extended No Lapse Guarantee in which case the death benefit is only the Face Amount of the Policy.

         The Premium Death Benefit Account is the sum of the premiums paid to date less any Gross Withdrawals. The Premium Death Benefit Account will not be less than zero.

CHANGING THE DEATH BENEFIT OPTION

         A policyowner may change from Death Benefit Option 3 ("Option 3") to Death Benefit Option 1 ("Option 1") after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. Once the death benefit is changed from Option 3 to Option 1, it may not be changed back to Option 3. The change from Option 3 to Option 1 is subject to the general conditions of changing a death benefit option and the Face Amount as described in the prospectus under "Changing the Death Benefit" and "Changing the Face Amount." After the death benefit is changed from Option 3 to Option 1, the Face Amount is equal to the Face Amount immediately before the change plus the Premium Death benefit Account on the effective date of the change. A change from Option 3 to Option 1 is not allowed if it would cause the Face Amount to decrease below the minimum Face Amount of $100,000. There will be no increase in the surrender charge because of an increase in the Face Amount due solely to a change from Option 3 to Option 1.

COST OF INSURANCE CHARGE

         The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month.

     For Death Benefit Option 3, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

     (a) is the death benefit as of the first day of the Policy Month, divided by the Death Benefit Discount Factor (shown in the Policy Information section of the Policy); and

     (b) is the Policy Value as of the first day of the Policy Month after the deduction of the monthly Cost of Insurance for the Life Insured.

PARTIAL WITHDRAWALS

         REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

         If Death Benefit Option 3 is in effect at the time of a withdrawal and the withdrawal plus any applicable Surrender Charges exceed the Premium Death Benefit Account (such excess being referred to as the "Excess Withdrawal"), the Face Amount will be reduced as follows:

          - If at the time of the withdrawal, the death benefit equals the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the Excess Withdrawal.

          - If at the time of the withdrawal, the death benefit does not equal the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the amount (if any) by which the Excess Withdrawal exceeds the difference between (a) Minimum Death Benefit and (b) the Face Amount plus the Premium Death Benefit Account.


VUL Protector.SUPP January 18, 2002

ILLUSTRATIONS

         Illustration reflecting Death Benefit Option 3 are attached.

    APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES
                               AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.977% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.972%, 4.970% and 10.911%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 0.988% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -0.983%, 4.958% and 10.899%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 YEAR NO LAPSE GUARANTEE

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

 The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 3
                          $2,500 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical               6% Hypothetical                  12% Hypothetical
                          Gross Investment Return         Gross Investment Return           Gross Investment Return
                        ---------------------------    ----------------------------   ---------------------------------
 End Of   Accumulated                Cash                            Cash                              Cash
 Policy      Premiums   Policy  Surrender     Death     Policy  Surrender     Death      Policy   Surrender       Death
Year (1)          (2)    Value   Value (3)  Benefit      Value   Value (3)  Benefit       Value    Value (3)    Benefit

      1         2,625    1,235          0   500,000     1,339           0   500,000       1,443           0     500,000
      2         5,381    2,624          0   500,000     2,915           0   500,000       3,219           0     500,000
      3         8,275    3,959          0   500,000     4,515         194   507,500       5,131         810     507,500
      4        11,314    5,190      1,479   510,000     6,108       2,397   510,000       7,159       3,449     510,000
      5        14,505    6,344      3,244   512,500     7,713       4,612   512,500       9,338       6,237     512,500
      6        17,855    7,452      4,962   515,000     9,358       6,868   515,000      11,709       9,218     515,000
      7        21,373    8,488      6,607   517,500    11,019       9,138   517,500      14,266      12,385     517,500
      8        25,066    9,455      8,185   520,000    12,698      11,427   520,000      17,031      15,760     520,000
      9        28,945   10,356      9,696   522,500    14,398      13,737   522,500      20,027      19,366     522,500
     10        33,017   11,211     11,160   525,000    16,139      16,089   525,000      23,296      23,246     525,000
     15        56,644   13,954     13,954   537,500    24,868      24,868   537,500      44,642      44,642     537,500
     20        86,798   12,176     12,176   550,000    31,072      31,072   550,000      75,155      75,155     550,000
     25       125,284    5,401      5,401   562,500    33,419      33,419   562,500     121,086     121,086     562,500
     30       174,402    0 (4)      0 (4)     0 (4)    29,780      29,780   575,000     193,539     193,539     575,000
     35       237,091                                  15,462      15,462   587,500     311,911     311,911     587,500
     40       317,099                                   0 (4)       0 (4)     0 (4)     513,549     513,549     600,000
     45       419,213                                                                   861,086     861,086     904,140
     50       549,538                                                                 1,431,957   1,431,957   1,503,555
     55       715,871                                                                 2,363,263   2,363,263   2,481,426
     60       928,157                                                                 3,897,678   3,897,678   3,936,655
     65     1,199,095                                                                 6,475,427   6,475,427   6,475,427


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 35 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 3
                          $2,500 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES



                              0% Hypothetical               6% Hypothetical                  12% Hypothetical
                          Gross Investment Return       Gross Investment Return           Gross Investment Return
                        ---------------------------     ---------------------------     ------------------------------
  End Of Accumulated                 Cash                            Cash                             Cash
  Policy    Premiums    Policy  Surrender     Death     Policy  Surrender     Death     Policy   Surrender       Death
Year (1)         (2)     Value   Value (3)  Benefit      Value   Value (3)  Benefit      Value    Value (3)    Benefit

      1        2,625     1,235          0   500,000      1,339         0    500,000      1,443           0     500,000
      2        5,381     2,461          0   500,000      2,747         0    500,000      3,046           0     500,000
      3        8,275     3,615          0   500,000      4,155         0    500,000      4,742         421     507,500
      4       11,314     4,674        963   510,000      5,551     1,840    510,000      6,543       2,832     510,000
      5       14,505     5,640      2,540   512,500      6,929     3,829    512,500      8,450       5,349     512,500
      6       17,855     6,511      4,021   515,000      8,286     5,795    515,000     10,468       7,978     515,000
      7       21,373     7,273      5,392   517,500      9,603     7,722    517,500     12,594      10,713     517,500
      8       25,066     7,926      6,656   520,000     10,878     9,608    520,000     14,837      13,566     520,000
      9       28,945     8,457      7,796   522,500     12,095    11,434    522,500     17,194      16,533     522,500
     10       33,017     8,866      8,815   525,000     13,249    13,198    525,000     19,677      19,626     525,000
     15       56,644     9,208      9,208   537,500     18,306    18,306    537,500     35,300      35,300     537,500
     20       86,798     3,974      3,974   550,000     18,557    18,557    550,000     54,897      54,897     550,000
     25      125,284     0 (4)      0 (4)     0 (4)      7,306     7,306    562,500     76,287      76,287     562,500
     30      174,402                                     0 (4)     0 (4)      0 (4)     93,544      93,544     575,000
     35      237,091                                                                    89,231      89,231     587,500
     40      317,099                                                                    16,116      16,116     600,000
     45      419,213                                                                     0 (4)       0 (4)       0 (4)


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 3
                          $9,700 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES



                              0% Hypothetical               6% Hypothetical                  12% Hypothetical
                          Gross Investment Return       Gross Investment Return           Gross Investment Return
                        ---------------------------    ----------------------------   ---------------------------------
 End Of   Accumulated                Cash                            Cash                              Cash
 Policy      Premiums   Policy  Surrender     Death     Policy  Surrender     Death      Policy   Surrender       Death
Year (1)          (2)    Value  Value (3)   Benefit      Value  Value (3)   Benefit       Value   Value (3)     Benefit

      1        10,185    5,792          0   500,000      6,227          0   500,000       6,665           0     500,000
      2        20,879   11,279      1,692   519,400     12,507      2,920   519,400      13,791       4,204     519,400
      3        32,108   16,683      8,282   529,100     19,067     10,666   529,100      21,661      13,260     529,100
      4        43,899   21,689     14,474   538,800     25,597     18,382   538,800      30,022      22,807     538,800
      5        56,279   26,465     20,436   548,500     32,263     26,234   548,500      39,100      33,071     548,500
      6        69,277   30,805     25,962   558,200     38,861     34,018   558,200      48,762      43,919     558,200
      7        82,926   34,701     31,044   567,900     45,379     41,722   567,900      59,065      55,408     567,900
      8        97,258   38,207     35,736   577,600     51,866     49,395   577,600      70,139      67,668     577,600
      9       112,306   41,359     40,075   587,300     58,356     57,072   587,300      82,107      80,823     587,300
     10       128,106   44,131     44,032   597,000     64,823     64,724   597,000      95,049      94,950     597,000
     15       219,778   48,516     48,516   645,500     94,061     94,061   645,500     178,599     178,599     645,500
     20       336,777   27,147     27,147   694,000    106,347    106,347   694,000     301,817     301,817     694,000
     25       486,101    0 (4)      0 (4)     0 (4)     84,861     84,861   742,500     500,799     500,799     742,500
     30       676,680                                    1,665      1,665   791,000     861,108     861,108     904,164
     35       919,912                                    0 (4)      0 (4)     0 (4)   1,470,626   1,470,626   1,544,158
     40     1,230,346                                                                 2,475,127   2,475,127   2,499,879
     45     1,626,546                                                                 4,165,127   4,165,127   4,165,127


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     MALE NON-SMOKER ISSUE AGE 55 (STANDARD)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 3
                          $9,700 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES




                              0% Hypothetical               6% Hypothetical                  12% Hypothetical
                          Gross Investment Return       Gross Investment Return           Gross Investment Return
                        ---------------------------    ----------------------------   ---------------------------------
 End Of   Accumulated                 Cash                           Cash                              Cash
 Policy      Premiums   Policy   Surrender    Death     Policy  Surrender     Death      Policy   Surrender       Death
Year (1)          (2)    Value   Value (3)  Benefit      Value  Value (3)   Benefit       Value   Value (3)     Benefit

      1        10,185    5,792          0   500,000      6,227          0   500,000       6,665            0    500,000
      2        20,879   10,109        522   519,400     11,302      1,715   519,400      12,551        2,964    519,400
      3        32,108   13,854      5,453   529,100     16,083      7,683   529,100      18,521       10,120    529,100
      4        43,899   16,999      9,784   538,800     20,526     13,311   538,800      24,553       17,338    538,800
      5        56,279   19,473     13,444   548,500     24,538     18,509   548,500      30,583       24,554    548,500
      6        69,277   21,202     16,359   558,200     28,018     23,175   558,200      36,536       31,693    558,200
      7        82,926   22,100     18,443   567,900     30,851     27,194   567,900      42,321       38,665    567,900
      8        97,258   22,047     19,576   577,600     32,881     30,410   577,600      47,808       45,337    577,600
      9       112,306   20,900     19,616   587,300     33,919     32,635   587,300      52,828       51,543    587,300
     10       128,106   18,496     18,398   597,000     33,750     33,651   597,000      57,183       57,084    597,000
     15       219,778        0          0   500,000      8,546      8,546   645,500      64,736       64,736    645,500
     20       336,777        0          0   500,000          0          0   500,000           0            0    500,000
     25       486,101    0 (4)      0 (4)     0 (4)      0 (4)      0 (4)     0 (4)       0 (4)        0 (4)      0 (4)


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                        SUPPLEMENT DATED JANUARY 18, 2002

VUL.SUPP January 18, 2002